Net income per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
Basic and diluted net income per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income	85,424	209,130	269,771
Net (income) loss attributable to noncontrolling interests	1,209	(264)	(59)
Net income attributable to ordinary shareholders of Baozun Inc.	86,633	208,866	269,712

Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic	0.58	1.29	1.59
Diluted	0.53	1.19	1.50

Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	1.74	3.87	4.76
Diluted	1.59	3.56	4.51

Shares (Denominator):
Weighted average number of ordinary shares
Basic	149,935,100	162,113,815	169,884,906
Diluted	163,926,674	176,115,049	179,327,029